UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2017	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Common Stock (99.6%)
Aerospace & Defense (1.7%)
AAR	17,900	$670
Moog, Cl A*	20,700	1,538
National Presto Industries	10,453	1,182
Triumph Group	32,600	835
Wesco Aircraft Holdings*	131,700	1,429

		5,654

Agricultural Products (0.3%)
Fresh Del Monte Produce	22,000	1,132

Air Freight & Logistics (1.0%)
Air Transport Services Group*	29,500	719
Atlas Air Worldwide Holdings*	25,000	1,485
Park-Ohio Holdings	22,300	886

		3,090

Aircraft (1.4%)
Alaska Air Group	5,200	443
Hawaiian Holdings*	31,500	1,304
SkyWest	73,900	2,698

		4,445

Alternative Carriers (0.7%)
Iridium Communications*	162,200	1,614
magicJack VocalTec*	100,200	736

		2,350

Apparel Retail (1.3%)
American Eagle Outfitters	78,900	934
Children’s Place	13,600	1,437
Express*	58,800	356
Finish Line, Cl A	73,500	1,011
Shoe Carnival	29,100	532
Stein Mart*	48,600	68

		4,338

Apparel/Textiles (0.1%)
Vera Bradley*	43,600	439

Asset Management & Custody Banks (2.5%)
BlackRock Capital Investment	143,700	1,091
Fifth Street Finance	161,900	858
Hercules Capital	61,800	824
Legg Mason	63,200	2,529
Medallion Financial*	38,816	99
New Mountain Finance	55,900	810
PennantPark Investment	237,700	1,773

		7,984

	Shares	Value (000)
Automotive (3.2%)
American Axle & Manufacturing Holdings*	36,500	$538
Cooper Tire & Rubber	22,700	830
Cooper-Standard Holdings*	18,000	1,841
Dana	139,800	3,316
Modine Manufacturing*	101,800	1,654
Stoneridge*	61,100	932
Tower International	51,800	1,280

		10,391

Automotive Retail (1.5%)
Group 1 Automotive	16,300	971
Murphy USA*	20,400	1,545
Penske Automotive Group	37,170	1,618
Sonic Automotive, Cl A	43,954	798

		4,932

Banks (20.0%)
Banc of California	71,500	1,469
Banco Latinoamericano de Comercio Exterior, Cl E	41,600	1,094
BankUnited	84,354	2,903
Berkshire Hills Bancorp	79,739	2,962
BofI Holding*	30,900	861
Bryn Mawr Bank	22,200	942
Camden National	58,300	2,449
Cathay General Bancorp	43,900	1,644
Central Pacific Financial	50,876	1,574
Citizens & Northern	18,060	417
Community Trust Bancorp	5,300	229
Dime Community Bancshares	100,521	2,091
Enterprise Financial Services	21,100	835
Federal Agricultural Mortgage, Cl C	18,700	1,282
Fidelity Southern	74,700	1,573
Financial Institutions	11,500	338
First Busey	17,700	518
First Commonwealth Financial	193,500	2,521
First Defiance Financial	17,800	921
First Interstate BancSystem, Cl A	43,500	1,590
First Merchants	21,100	853
Flagstar Bancorp*	36,200	1,179
Flushing Financial	24,600	702
Fulton Financial	158,700	2,896
Great Southern Bancorp	24,200	1,257
Hancock Holding	25,100	1,155
Hanmi Financial	64,300	1,842
Heartland Financial USA	19,600	923
Hilltop Holdings	20,600	516
HomeStreet*	22,400	588
Hope Bancorp	101,503	1,789
Horizon Bancorp	28,650	755

Schedule of Investments July 31, 2017	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Banks (continued)
IBERIABANK	20,100	$1,625
International Bancshares	30,400	1,076
Lakeland Bancorp	31,100	602
LegacyTexas Financial Group	19,200	743
MainSource Financial Group	23,400	818
MidSouth Bancorp	49,541	557
OFG Bancorp	113,400	1,140
Old National Bancorp	55,600	906
Opus Bank*	6,458	154
Peoples Bancorp	48,605	1,585
Popular	20,700	872
Republic Bancorp, Cl A	5,330	191
S&T Bancorp	31,200	1,182
Southside Bancshares	18,450	641
TCF Financial	153,400	2,418
TriCo Bancshares	50,743	1,872
Union Bankshares	31,300	967
United Financial Bancorp	111,700	2,021
Walker & Dunlop*	26,100	1,312
Washington Federal	32,100	1,074
WesBanco	17,000	650

		65,074

Biotechnology (0.4%)
AMAG Pharmaceuticals*	33,900	666
Emergent BioSolutions*	20,300	738

		1,404

Broadcasting, Newspapers & Advertising (0.2%)
AMC Networks, Cl A*	10,200	652

Building & Construction (1.5%)
Beazer Homes USA*	74,700	990
CalAtlantic Group	48,100	1,688
KB Home	59,200	1,357
Meritage Homes*	16,700	681

		4,716

Business Services (0.4%)
Avis Budget Group*	39,800	1,225

Chemicals (1.2%)
A Schulman	45,191	1,188
FutureFuel	16,700	243
Kraton*	28,846	1,073
Stepan	15,000	1,233

		3,737

Commercial Printing (1.0%)
Deluxe	24,855	1,794
Ennis	67,240	1,294
LSC Communications	1,111	24

	Shares	Value (000)
Commercial Printing (continued)
RR Donnelley & Sons	2,963	$37

		3,149

Commercial Services (1.8%)
Convergys	78,100	1,872
CSG Systems International	29,800	1,232
Sykes Enterprises*	84,300	2,866

		5,970

Commodity Chemicals (1.4%)
Cabot	27,900	1,516
Trinseo	41,900	2,945

		4,461

Computer & Electronics Retail (0.1%)
Rent-A-Center, Cl A	36,300	480

Computers & Services (0.4%)
DHI Group*	72,600	160
Super Micro Computer*	39,200	1,052

		1,212

Construction & Engineering (1.0%)
Aegion, Cl A*	20,000	479
Chicago Bridge & Iron	27,000	506
MYR Group*	26,000	827
Tutor Perini*	52,100	1,386

		3,198

Consumer Products (0.9%)
American Outdoor Brands*	77,900	1,610
Johnson Outdoors, Cl A	27,800	1,405

		3,015

Distributors (0.1%)
VOXX International, Cl A*	55,400	371

Diversified REIT’s (1.0%)
Lexington Realty Trust	119,687	1,219
Select Income	80,800	1,896

		3,115

Education Services (0.4%)
Adtalem Global Education*	39,600	1,287

Electrical Services (2.3%)
Avista	36,700	1,931
Black Hills	10,500	731
Portland General Electric	52,800	2,360
Spark Energy, Cl A	72,654	1,511
Unitil	17,700	898

		7,431

Schedule of Investments July 31, 2017	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Financial Services (1.0%)
Donnelley Financial Solutions*	1,111	$26
Nelnet, Cl A	23,500	1,154
Piper Jaffray	10,600	661
Regional Management*	32,800	787
World Acceptance*	6,100	461

		3,089

Food Distributors (0.3%)
SpartanNash	37,800	1,049

Food, Beverage & Tobacco (1.7%)
Omega Protein	59,600	954
Sanderson Farms	22,000	2,876
Seneca Foods, Cl A*	22,900	657
SUPERVALU*	95,100	340
Universal	12,300	787

		5,614

Footwear (0.2%)
Deckers Outdoor*	10,300	668

Forest Products (0.3%)
Boise Cascade*	31,400	953

General Merchandise Stores (0.2%)
Big Lots	11,200	556

Health Care Distributors (0.3%)
Owens & Minor	25,300	815

Health Care Equipment (1.1%)
Exactech*	21,300	621
Integer Holdings*	62,900	2,881

		3,502

Health Care Facilities (1.3%)
HealthSouth	28,400	1,209
Kindred Healthcare*	56,500	505
LifePoint Hospitals*	42,100	2,501

		4,215

Health Care REIT’s (0.7%)
New Senior Investment Group	61,200	636
Sabra Health Care	73,500	1,705

		2,341

Health Care Services (0.4%)
AMN Healthcare Services*	39,600	1,461

Homefurnishing Retail (0.8%)
Aaron’s	34,600	1,601

	Shares	Value (000)
Homefurnishing Retail (continued)
Haverty Furniture	37,700	$839

		2,440

Hotel & Resort REIT’s (1.8%)
DiamondRock Hospitality	168,200	1,965
FelCor Lodging Trust	272,100	2,008
Xenia Hotels & Resorts	86,000	1,747

		5,720

Hotels & Lodging (0.3%)
Marcus	34,300	933

Household Products, Furniture & Fixtures (0.3%)
Ethan Allen Interiors	27,226	873

Human Resource & Employment Services (0.9%)
Kelly Services, Cl A	64,600	1,439
Kforce	81,300	1,520

		2,959

Insurance (5.6%)
American Financial Group	13,100	1,328
American National Insurance	6,200	738
AmTrust Financial Services	59,500	952
Aspen Insurance Holdings	12,500	610
CNO Financial Group	164,900	3,773
Hanover Insurance Group	25,300	2,400
HCI Group	40,939	1,846
Heritage Insurance Holdings	41,500	523
Magellan Health*	38,200	2,848
MGIC Investment*	141,400	1,650
Primerica	11,300	916
Universal Insurance Holdings	23,500	561

		18,145

Leasing & Renting (1.1%)
Aircastle	74,900	1,763
GATX	26,700	1,651

		3,414

Leisure Facilities (0.3%)
RCI Hospitality Holdings	39,159	888

Machinery (3.3%)
American Railcar Industries	23,300	857
Briggs & Stratton	46,300	1,084
Columbus McKinnon	21,900	565
Global Brass & Copper Holdings	45,600	1,461
Greenbrier	23,200	1,044
Hurco	16,500	544
Hyster-Yale Materials Handling	9,900	702

Schedule of Investments July 31, 2017	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Machinery (continued)
LB Foster, Cl A*	13,300	$234
Meritor*	74,800	1,293
Oshkosh	14,600	1,005
Timken	19,100	869
Wabash National	54,100	1,032

		10,690

Metal & Glass Containers (0.6%)
Owens-Illinois*	76,200	1,821

Mortgage REIT’s (2.9%)
AG Mortgage Investment Trust	57,200	1,053
Apollo Commercial Real Estate Finance	66,900	1,206
Dynex Capital	150,700	1,041
MFA Financial	182,900	1,553
New York Mortgage Trust	150,100	949
PennyMac Mortgage Investment Trust	59,100	1,040
Redwood Trust	62,500	1,080
Two Harbors Investment	70,300	695
Western Asset Mortgage Capital	78,800	819

		9,436

Office Equipment (2.0%)
ACCO Brands*	126,500	1,474
Herman Miller	53,000	1,785
Pitney Bowes	103,400	1,627
Steelcase, Cl A	118,600	1,619

		6,505

Office REIT’s (0.5%)
Franklin Street Properties	76,700	811
Mack-Cali Realty	34,600	908

		1,719

Oil & Gas Equipment & Services (1.0%)
Dawson Geophysical*	2,932	12
Hornbeck Offshore Services*	8,600	22
Matrix Service*	47,100	487
McDermott International*	318,000	2,153
Newpark Resources*	36,400	304
PHI*	23,600	229

		3,207

Oil & Gas Storage & Transportation (0.3%)
Aegean Marine Petroleum Network	96,400	477
DHT Holdings	101,700	423
Navios Maritime Acquisition	133,402	188

		1,088

	Shares	Value (000)
Paper & Paper Products (1.1%)
Clearwater Paper*	16,000	$787
Domtar	32,800	1,281
PH Glatfelter	73,000	1,494

		3,562

Personal Products (0.2%)
Medifast	13,800	589

Petroleum & Fuel Products (1.7%)
Green Plains	46,200	913
Parker Drilling*	55,200	66
PBF Energy, Cl A	37,300	850
Renewable Energy Group*	136,000	1,700
Rowan, Cl A*	19,200	224
Unit*	47,400	852
VAALCO Energy*	50,400	46
World Fuel Services	27,800	899

		5,550

Pharmaceuticals (0.6%)
Lannett*	55,200	1,123
Sucampo Pharmaceuticals, Cl A*	62,300	676

		1,799

Printing & Publishing (0.4%)
CSS Industries	18,400	492
Libbey	44,400	400
Time	32,300	454

		1,346

Real Estate Investment Trusts (REITs) (0.4%)
Summit Hotel Properties	79,900	1,433

Reinsurance (0.8%)
Maiden Holdings	74,805	831
Validus Holdings	33,300	1,791

		2,622

Research & Consulting Services (0.2%)
Navigant Consulting*	47,000	796

Residential REIT’s (0.8%)
Independence Realty Trust	120,694	1,222
Preferred Apartment Communities, Cl A	83,800	1,447

		2,669

Retail (1.9%)
Big 5 Sporting Goods	51,100	549
Bloomin’ Brands	57,800	1,007
Brinker International	26,100	926
Dillard’s, Cl A	10,400	768
GNC Holdings, Cl A*	25,200	240
Ingles Markets, Cl A	16,700	493

Schedule of Investments July 31, 2017	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Retail (continued)
Office Depot	389,100	$2,284

		6,267

Retail REIT’s (1.2%)
CBL & Associates Properties	43,800	385
DDR	141,700	1,444
Getty Realty	32,200	837
Washington Prime Group	136,600	1,232

		3,898

Semi-Conductors/Instruments (4.2%)
Amkor Technology*	239,200	2,481
Benchmark Electronics*	39,200	1,319
Key Tronic*	3,500	25
Kimball Electronics*	85,277	1,659
Kulicke & Soffa Industries*	67,700	1,458
Photronics*	83,058	835
Plexus*	3,400	182
Sanmina*	65,900	2,363
TTM Technologies*	115,600	2,009
Vishay Precision Group*	43,600	763
ZAGG*	58,400	493

		13,587

Specialized Consumer Services (0.2%)
Carriage Services, Cl A	29,338	716

Specialized REIT’s (2.8%)
Ashford Hospitality Prime	64,800	671
Ashford Hospitality Trust	146,506	921
Chatham Lodging Trust	50,100	1,036
CorEnergy Infrastructure Trust	35,600	1,268
Hersha Hospitality Trust, Cl A	49,360	926
Hospitality Properties Trust	75,000	2,179
InfraREIT	71,000	1,597
Sunstone Hotel Investors	33,816	551

		9,149

Steel & Steel Works (0.4%)
Kaiser Aluminum	15,000	1,459

Technology Distributors (2.0%)
ePlus*	12,400	1,003
Insight Enterprises*	32,700	1,325
PCM*	51,400	636
ScanSource*	40,200	1,592
SYNNEX	2,300	274
Tech Data*	15,900	1,628

		6,458

Telephones & Telecommunications (1.9%)
Applied Optoelectronics*	34,600	3,373

	Shares	Value (000)
Telephones & Telecommunications (continued)
Black Box	18,700	$148
NETGEAR*	33,800	1,619
Plantronics	24,800	1,120

		6,260

Textiles (0.4%)
Unifi*	39,300	1,287

Thrifts & Mortgage Finance (0.5%)
Radian Group	98,200	1,711

Trucking (0.9%)
ArcBest	36,600	1,017
Ryder System	26,000	1,892

		2,909

Total Common Stock (Cost $292,667)		323,420

	Face Amount (000)
Repurchase Agreement (0.5%)

Morgan Stanley 0.880%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $1,728 (collateralized by various U.S. Treasury Notes, par values ranging $259 - $1,258, 1.000% - 2.125%, 09/07/17 – 12/31/22; with total market value $1,762)	$1,728	1,728

Total Repurchase Agreement (Cost $1,728)		1,728

Total Investments — 100.1% (Cost $294,395) †		$325,148

Percentages are based on Net Assets of $324,831 (000).

*	Non-income producing security.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $294,395 (000), and the unrealized appreciation and depreciation were $49,643 (000) and $(18,890) (000) respectively.

Cl	— Class

REIT	— Real Estate Investment Trust

Schedule of Investments July 31, 2017	(Unaudited)

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$323,420	$—	$—	$323,420
Repurchase Agreement	—	1,728	—	1,728
Total Investments in Securities	$323,420	$1,728	$—	$325,148

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-004-0900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017